Commitments and Contingencies	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Commitments and Contingencies
Commitments and Contingencies

Note 17—Commitments and Contingencies

The Karlsson Group Acquisition

In conjunction with the Karlsson Group Acquisition, we have the following commitments and contingencies:

a)      we are required to pay the Karlsson Group 2% of gross potash sales from any of our current or future acquired leases, licenses and permits,

b)      in the event of a sale, directly or indirectly, of at least 50% of AWP or a merger of AWP with or into an unaffiliated entity on or prior to February 1, 2018, the Karlsson Group is entitled to15% of the net proceeds received from the transaction, capped at $75.0 million.

c)       in the event of any equity or debt offering completed by the Company while the Karlsson Note remain outstanding, we must place 50% of the net proceeds of the next $18.8 million of capital raised into escrow (for a total of $9.4 million), which funds may be used for Holbrook Project expenses.

d)      in the event of any equity or debt offering completed by the Company while the Karlsson Note remain outstanding, we must pay the Karlsson Group 10% of the gross proceeds raised as a prepayment of the outstanding balance.

e)       We have agreed to compensate the Karlsson Group for any incremental income tax liabilities attributable to an increase in federal or state income tax rates over the tax rates that were in effect for 2012, such that they are made whole with respect to any such increase in tax liabilities. We also agreed to compensate the Karlsson Group for certain interest charges imposed on the deferred tax liabilities as a result of the application the “installment sale” rules of the Internal Revenue Code.

Royalties

In addition to the 2% royalty to the Karlsson Group, we have the following royalty or revenue interest commitments once we have production from our Holbrook Project:

•          1% revenue interest to Buffalo Management;

•          1% royalty interest to Grandhaven;

•          Royalties of a sliding scale nature on gross sales from our private mineral estate sections;

•          Royalties of a sliding scale nature on gross sales from our Arizona state sections, although no formal agreement has been made at his time.

Major Contractual Obligations

(amounts in thousands)	Less than 1-year		1-2 years		Thereafter	Total

Debt obligations*	2,328	*	166,805	*	—	169,133	*
Land and lease payment**	363		609		729	1,701

*Amounts include estimates of future interest and tax compensation to be incurred between now and the debt’s maturity.

**Amounts may change in the future as mineral leases are converted to mining leases.

The Apollo Notes

In the event of any equity or debt offering completed by the Company while the Apollo Notes remain outstanding, we have agreed to pay Apollo 10% of the gross proceeds raised as a prepayment of the outstanding principal.

Common Stock and Warrant Commitments

As of September 30, 2013, the Company had commitments to issue an additional 10,500 shares of our common stock and 400 warrants to purchase shares of our common stock in exchange for services under existing consulting contracts.  The 10,500 shares of common stock are due in quarterly increments of 1,500 shares each. We issued 1,500 shares subsequent to quarter end on October 5, 2013. The 400 warrants are due in monthly tranches of 200 immediately exercisable warrants, with each such warrant tranche having a five year term and a strike price equal to the most recent sales price of our common stock as reported on Nasdaq.  We issued the remaining 400 warrants subsequent to quarter end on October 1, 2013 and November 1, 2013 at strike prices of $3.06 and $2.34, respectively.

As part of our June 26, 2013 public offering, the participating investors received 856,798 Series B Warrants with each Series B Warrant entitling the holder thereof to purchase one additional share of our common stock and one additional warrant in exchange for $6.00 per Series B Warrant.  As of September 30, 2013, 114,798 of these Series B Warrants remained outstanding, all of which expired on November 1, 2013.

In September 2013, we issued the Very Hungry Parties 916,668 Series B Warrants with each Series B Warrant entitling the holder thereof the right to purchase one additional share of our common stock and one additional warrant in exchange for $6.00 per Series B Warrant. As of September 30, 2013, all 916,668 of these Series B Warrants remained outstanding.  These Series B Warrants expire on January 9, 2014.  If exercised, each B Series warrant would result in the immediate issuance of one additional share of our common stock and one immediately exercisable Series A Warrant having an initial exercise price of 6.00 per share and expiration date five years from the date of issuance.

As of September 30, 2013, we had 3,936,677 Series A Warrants outstanding having full ratchet anti-dilution protection rights and another 1,787,171 warrants containing full ratchet protection rights to $3.50 per share.  In connection with our September 2013 capital raise completed at $4.05 per share, these full ratchet provisions resulted in the issuance of 1,650,348 new warrants having a strike price of $4.05 and expiration date five years from the issuance date.  It also lowered the strike price to $4.05 (from $6.00 and 7.20) on another 1,862,081 warrants. Additional expense was recognized for the additional full ratchet warrants that were issued on September 26, 2013, all of which were marked to market at the end of the quarter.

For warrants with full ratchet anti-dilution protection, any issuances of common stock (or securities exercisable into common stock) at a price below the exercise price of the warrants results in a reduction in the exercise price of the warrants to the new issuance or strike price and a corresponding increase in the number of warrants issued. For example, if an investor held 300 warrants with an exercise price of $4.00 and we issued new shares of common stock at $3.00 per share, the strike price on the warrants would be reduced to $3.00 and the investor would receive an additional 100 warrants with a $3.00 exercise price.

Litigation

On April 26, 2013, we received correspondence from a stockholder who purchased $10.0 million of shares in our November 2012 public offering asserting a right to rescind the purchase based on violation of securities laws in connection with that offering.  In a related letter dated June 14, 2013, the four underwriters in our November 2012 public offering notified us that they received a letter from the same stockholder in which the stockholder sought to void its purchase of shares in our November 2012 public offering. Pursuant to the terms of the underwriting agreement we entered into with the underwriters in our November 2012 public offering, we could be required to appoint counsel for the underwriters to advise on this matter, subject to their determination that counsel is satisfactory, or, alternatively, we could be required to authorize the underwriters to employ counsel at our expense. We believe the claim is without merit and intend to vigorously defend against it.  No litigation has been commenced in this matter.

In the normal course of operations, Prospect and its subsidiaries may be subject to litigation. As of September 30, 2013, there were no material litigation matters. The Company holds various insurance policies in an attempt to protect it and investors.

Note 16—Commitments and Contingencies

Litigation

We have received correspondence from a shareholder who purchased $10 million of shares in our November 2012 public offering asserting a right to rescind the purchase based on violation of securities laws in connection with that offering.  We believe the claim is without merit and are vigorously defending against it.  No litigation has been commenced in this matter. In a letter dated June 14, 2013, the four underwriters in our November 2012 public offering notified us that they received a letter from this stockholder in which the stockholder elected to void its purchase of shares in our November 2012 public offering. Pursuant to the terms of the underwriting agreement we entered into with the underwriters in our November 2012 public offering, the underwriters requested that we appoint counsel for the underwriters to advise on this matter, subject to their determination that counsel is satisfactory, or, alternatively, we may authorize the underwriters to employ counsel at our expense.

In the normal course of operations, Prospect and its subsidiaries may be subject to litigation. As of March 31, 2013, there were no material litigation matters. The Company holds various insurance policies in an attempt to protect it and investors.

The Karlsson Group Acquisition

The execution of The Karlsson Group Acquisition agreements (and subsequent amendments thereto in April and June 2013, refer to Note 18—Subsequent Events) subjected the Company to various commitments and contingencies, including:

a)       We granted The Karlsson Group the future right to receive payments equal to 2% of the gross sales received by us from potash production from any property over which we currently have leases, licenses and permits or which AWP may hereafter acquire.

b)       In the event of a sale of at least 50% of AWP or a merger of AWP with or into an unaffiliated entity on or prior to February 1, 2018, we agreed to pay The Karlsson Group an additional payment equal to 15% of the net proceeds received from the transaction, capped at $75.0 million (a “Supplemental Payment”).

c)        The Karlsson Group will recognize taxable gain on principal payments that it receives under the Karlsson Note.  We agreed to compensate The Karlsson Group for any incremental income tax liabilities attributable to an increase in federal or state income tax rates over the tax rates that were in effect for 2012, such that the Karlsson Group is made whole with respect to any such increase in tax liabilities.  We also agreed to compensate The Karlsson Group for certain interest charges imposed on the deferred tax liabilities as a result of the application the “installment sale” rules of the Internal Revenue Code.  Based on current tax and interest rates, the combined cost of these “gross-up” payments would be approximately $26.3 million.  However, this is an estimate only, and the amount of the tax gross-up payments is subject to change based on future tax rate changes and/or changes in certain interest rates published by the Internal Revenue Service.

d)       We are required to meet the following development milestones: (i) complete total depth on at least eight wells on or before November 1, 2013, (ii) deliver a completed and updated final NI 43-101 resource report on or before February 1, 2014, (iii) deliver completed metallurgical and rock mechanic test work results that will be used to complete the mine and processing plant designs for the definitive feasibility study on or before June 1, 2014 and (iv) deliver a completed and published definitive feasibility study on or before December 31, 2014.  We will need to raise additional capital beyond what has already been raised to complete these development milestones. If we are unable to raise the necessary funds to satisfy these development milestones, The Karlsson Group could declare us to be in default, causing all of our then outstanding debt to be immediately due and payable and allowing The Karlsson Group to foreclose on their collateral.. Refer to Note 18—Subsequent Events for additional information.

The Apollo Notes

In the event of any equity or debt offering completed by the Company while the Apollo Notes remain outstanding, we have agreed to pay Apollo 10% of the gross proceeds raised (following the first $10.0 million of capital raised) as a prepayment of the outstanding principal.

Buffalo Management Royalty Amendment

In connection with restructuring the Karlsson senior debt, we were required to increase Karlsson’s royalty interest from 1% to 2% without increasing the aggregate amount of royalty interests payable to third parties in the aggregate. In order to achieve this result, we negotiated with Buffalo Management, or Buffalo, to reduce our royalty payable to Buffalo from 2% to 1%. We agreed to compensate Buffalo for this royalty reduction by giving Buffalo either, or a combination of, at its election, (i) equity securities (that may include common stock, preferred stock or warrants for common stock as mutually agreed) equal in value to the determined fair market value of the royalty surrendered or (ii) preferred stock that is redeemable after we commence receiving revenues from the Holbrook Project for the determined fair market value plus accrued interest; provided that no securities shall be issued to Buffalo prior to July 1, 2013 and provided further that in no event will any equity securities or securities convertible into equity securities issued to Buffalo (x) exceed 10% of our outstanding capital stock or (y) be redeemable for aggregate consideration exceeding 10% of our equity market capitalization. To value the surrendered royalty we agreed to engage a third party valuation firm reasonably satisfactory to Buffalo.

Common Stock and Warrant Commitments

As of March 31, 2013, the Company had commitments to issue an additional 13,500 shares of our common stock and 1,600 warrants to purchase shares of our common stock in exchange for services under existing consulting contracts.  The 13,500 shares of common stock are due in quarterly increments of 1,500 shares each, with the next increment being due on April 5, 2013.  The 1,600 warrants are due in monthly tranches of 200 immediately exercisable warrants, with each such warrant tranche having a five year duration and a strike price equal to the most recent sales price of our common stock as reported on Nasdaq.  The due date for the next warrant tranche is April 1, 2013. As of the July 1, 2013, these commitments had been reduced to 1,200 shares of our common stock and 800 warrants to purchase shares of our common stock.